Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Movements in Property, Plant and Equipment
	€ million	€ million	€ million
	Land and	Plant and
Movements during 2017	buildings	equipment	Total
Cost
1 January 2017	4,745	16,462	21,207
Acquisitions of group companies	13	29	42
Disposals of group companies	(16)	(78)	(94)
Additions	314	1,218	1,532
Disposals	(19)	(440)	(459)
Currency retranslation	(384)	(1,283)	(1,667)
Reclassification as held for sale(a)	(191)	(972)	(1,163)
31 December 2017	4,462	14,936	19,398

Accumulated depreciation
1 January 2017	(1,483)	(8,051)	(9,534)
Disposals of group companies	1	29	30
Depreciation charge for the year	(142)	(1,031)	(1,173)
Disposals	14	400	414
Currency retranslation	100	543	643
Reclassification as held for sale	81	552	633
31 December 2017	(1,429)	(7,558)	(8,987)
Net book value 31 December 2017(b)	3,033	7,378	10,411
Includes payments on account and assets in course of construction	93	972	1,065

(a)	Includes €548 million in property plant and equipment related to the Spreads business. Refer to note 22 for further details.
(b)	Includes €247 million (2016: €249 million) of freehold land.

The Group has commitments to purchase property, plant and equipment of €323 million (2016: €478 million).

	€ million	€ million	€ million
	Land and	Plant and
Movements during 2016	buildings	equipment	Total
Cost
1 January 2016	4,551	15,366	19,917
Acquisitions of group companies	-	13	13
Disposals of group companies	(1)	(11)	(12)
Additions	358	1,553	1,911
Disposals	(84)	(521)	(605)
Currency retranslation	23	64	87
Reclassification as held for sale	(102)	(2)	(104)
31 December 2016	4,745	16,462	21,207

Accumulated depreciation
1 January 2016	(1,443)	(7,416)	(8,859)
Disposals of group companies	1	7	8
Depreciation charge for the year	(149)	(1,005)	(1,154)
Disposals	56	332	388
Currency retranslation	5	(15)	(10)
Reclassification as held for sale	47	46	93
31 December 2016	(1,483)	(8,051)	(9,534)
Net book value 31 December 2016	3,262	8,411	11,673
Includes payments on account and assets in course of construction	189	1,236	1,425